Note 3 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
	2015	2016

Office equipment	2	17
Laboratory equipment	-	49
Furniture	1	2
Motor vehicles	24	23
Leasehold improvements	13	13

	40	104
Less: accumulated depreciation	(6)	(24)

Property and equipment, net	34	80